Real Estate and Accumulated Depreciation - Changes in Real Estate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Real Estate and Accumulated Depreciation
Encumbrances	$ 102,688
Initial Cost to Janus Living Predecessor
Land and Improvements	163,344
Buildings and Improvements	1,582,459
Costs Capitalized Subsequent to Acquisition	413,158
Gross Amount at Which Carried
Land and Improvements	176,475
Buildings and Improvements	1,982,486
Total	2,158,961
Accumulated Depreciation	(505,297)	$ (429,905)	$ (356,263)
Aggregate gross cost of property	$ 2,400,000
Minimum
Gross Amount at Which Carried
Useful life	5 years
Maximum
Gross Amount at Which Carried
Useful life	40 years
AL7216 Birmingham | Alabama
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 6,193
Buildings and Improvements	32,146
Costs Capitalized Subsequent to Acquisition	11,006
Gross Amount at Which Carried
Land and Improvements	6,755
Buildings and Improvements	42,590
Total	49,345
Accumulated Depreciation	$ (11,625)
Year Constructed	1991
Year Acquired	2020
FL7217 Bradenton | Florida
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 5,216
Buildings and Improvements	88,090
Costs Capitalized Subsequent to Acquisition	47,873
Gross Amount at Which Carried
Land and Improvements	6,116
Buildings and Improvements	135,063
Total	141,179
Accumulated Depreciation	$ (32,469)
Year Constructed	1985
Year Acquired	2020
FL7209 Clearwater | Florida
Real Estate and Accumulated Depreciation
Encumbrances	$ 62,286
Initial Cost to Janus Living Predecessor
Land and Improvements	6,680
Buildings and Improvements	132,521
Costs Capitalized Subsequent to Acquisition	33,242
Gross Amount at Which Carried
Land and Improvements	7,589
Buildings and Improvements	164,854
Total	172,443
Accumulated Depreciation	$ (31,781)
Year Constructed	1991
Year Acquired	2020
FL7210 Jacksonville | Florida
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 19,660
Buildings and Improvements	167,860
Costs Capitalized Subsequent to Acquisition	33,463
Gross Amount at Which Carried
Land and Improvements	21,459
Buildings and Improvements	199,524
Total	220,983
Accumulated Depreciation	$ (46,342)
Year Constructed	1989
Year Acquired	2020
FL7208 Leesburg | Florida
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 8,941
Buildings and Improvements	65,698
Costs Capitalized Subsequent to Acquisition	32,223
Gross Amount at Which Carried
Land and Improvements	9,867
Buildings and Improvements	96,995
Total	106,862
Accumulated Depreciation	$ (23,095)
Year Constructed	1990
Year Acquired	2020
FL7207 Port Charlotte | Florida
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 5,344
Buildings and Improvements	159,612
Costs Capitalized Subsequent to Acquisition	25,638
Gross Amount at Which Carried
Land and Improvements	7,171
Buildings and Improvements	183,423
Total	190,594
Accumulated Depreciation	$ (36,337)
Year Constructed	1987
Year Acquired	2020
FL7211 Seminole | Florida
Real Estate and Accumulated Depreciation
Encumbrances	$ 40,402
Initial Cost to Janus Living Predecessor
Land and Improvements	14,080
Buildings and Improvements	77,485
Costs Capitalized Subsequent to Acquisition	21,066
Gross Amount at Which Carried
Land and Improvements	15,052
Buildings and Improvements	97,579
Total	112,631
Accumulated Depreciation	$ (18,068)
Year Constructed	1990
Year Acquired	2020
FL7212 Seminole | Florida
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 13,038
Buildings and Improvements	116,819
Costs Capitalized Subsequent to Acquisition	24,472
Gross Amount at Which Carried
Land and Improvements	13,902
Buildings and Improvements	140,427
Total	154,329
Accumulated Depreciation	$ (30,835)
Year Constructed	1982
Year Acquired	2020
FL7202 Sun City Center | Florida
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 25,254
Buildings and Improvements	175,535
Costs Capitalized Subsequent to Acquisition	36,428
Gross Amount at Which Carried
Land and Improvements	26,990
Buildings and Improvements	210,227
Total	237,217
Accumulated Depreciation	$ (55,052)
Year Constructed	1992
Year Acquired	2020
FL7218 The Villages | Florida
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 6,311
Buildings and Improvements	113,061
Costs Capitalized Subsequent to Acquisition	21,813
Gross Amount at Which Carried
Land and Improvements	7,095
Buildings and Improvements	134,090
Total	141,185
Accumulated Depreciation	$ (31,191)
Year Constructed	2009
Year Acquired	2020
MA5349 Cambridge | Massachusetts
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 6,841
Gross Amount at Which Carried
Land and Improvements	6,841
Total	$ 6,841
Year Acquired	2021
MI7201 Holland | Michigan
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 1,572
Buildings and Improvements	88,960
Costs Capitalized Subsequent to Acquisition	16,153
Gross Amount at Which Carried
Land and Improvements	2,149
Buildings and Improvements	104,536
Total	106,685
Accumulated Depreciation	$ (22,859)
Year Constructed	1991
Year Acquired	2020
PA7215 Coatesville | Pennsylvania
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 12,949
Buildings and Improvements	126,243
Costs Capitalized Subsequent to Acquisition	26,200
Gross Amount at Which Carried
Land and Improvements	13,833
Buildings and Improvements	151,559
Total	165,392
Accumulated Depreciation	$ (32,032)
Year Constructed	1998
Year Acquired	2020
PA7205 Haverford | Pennsylvania
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 16,461
Buildings and Improvements	108,816
Costs Capitalized Subsequent to Acquisition	41,037
Gross Amount at Which Carried
Land and Improvements	16,461
Buildings and Improvements	149,853
Total	166,314
Accumulated Depreciation	$ (63,317)
Year Constructed	1989
Year Acquired	2006
TX7213 Spring | Texas
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 3,210
Buildings and Improvements	30,085
Costs Capitalized Subsequent to Acquisition	15,534
Gross Amount at Which Carried
Land and Improvements	3,601
Buildings and Improvements	45,228
Total	48,829
Accumulated Depreciation	$ (9,687)
Year Constructed	2008
Year Acquired	2020
VA7206 Fort Belvoir | Virginia
Initial Cost to Janus Living Predecessor
Land and Improvements	$ 11,594
Buildings and Improvements	99,528
Costs Capitalized Subsequent to Acquisition	27,010
Gross Amount at Which Carried
Land and Improvements	11,594
Buildings and Improvements	126,538
Total	138,132
Accumulated Depreciation	$ (60,607)
Year Constructed	1990
Year Acquired	2006